Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Common Stocks - 114.2%		Shares	Value
Aerospace & Defense - 3.2%
L3Harris Technologies, Inc. (1)		7,107	$1,712,076

Agriculture - 5.1%
Bunge Ltd. (1)		23,117	2,735,204

Banks - 4.0%
Popular, Inc. (1)		26,664	2,178,716

Beverages - 4.2%
Keurig Dr Pepper, Inc. (1)		27,780	965,077
The Coca-Cola Co. (1)		20,574	1,303,980
			2,269,057
Building Materials - 3.4%
Carrier Global Corp. (1)		47,459	1,865,613

Chemicals - 8.6%
Air Products and Chemicals, Inc. (1)		7,331	1,804,599
Ecolab, Inc. (1)		6,250	1,024,437
Nutrien Ltd. (1)(2)		18,884	1,835,336
			4,664,372
Commercial Services - 8.3%
H&R Block, Inc. (1)(3)		83,114	2,928,937
S&P Global, Inc. (1)		4,403	1,538,761
			4,467,698
Diversified Financial Services - 6.5%
The Charles Schwab Corp. (1)		34,101	2,390,480
WisdomTree Investments, Inc. (1)(3)		186,641	1,110,514
			3,500,994
Electric - 4.9%
NextEra Energy, Inc. (1)		17,868	1,352,429
PG&E Corp. (1)(2)		107,277	1,308,779
			2,661,208
Entertainment - 2.1%
Vail Resorts, Inc. (1)		4,441	1,120,065

Food - 2.5%
Lancaster Colony Corp. (1)		10,894	1,327,979

Healthcare - Products - 8.0%
Medtronic PLC (1)		20,538	2,056,881
Zimmer Biomet Holdings, Inc. (1)		18,882	2,269,805
			4,326,686
Insurance - 4.2%
Old Republic International Corp. (1)		94,432	2,258,814

Machinery - Diversified - 2.6%
Xylem, Inc. (1)		16,735	1,409,924

Media - 3.1%
Comcast Corp. - Class A (1)		38,315	1,696,588

Mining - 6.7%
Newmont Corp. (1)(3)		33,684	2,285,459
Rio Tinto PLC - ADR (1)(3)		17,842	1,310,317
			3,595,776
Oil & Gas - 4.9%
Exxon Mobil Corp. (1)		27,531	2,642,976

Packaging & Containers - 2.5%
Packaging Corp of America (1)		8,437	1,326,971

Pharmaceuticals - 4.4%
AbbVie, Inc. (1)		16,209	2,388,720

Real Estate Investment Trusts (REITs) - 5.5%
American Tower Corp. (1)		6,743	1,727,085
PotlatchDeltic Corp. (1)		23,609	1,238,528
			2,965,613
Retail - 4.6%
Restaurant Brands International, Inc. (1)		22,570	1,185,151
Walgreens Boots Alliance, Inc. (1)(3)		29,157	1,277,951
			2,463,102
Software - 7.7%
Activision Blizzard, Inc. (1)		20,723	1,613,907
Fidelity National Information Services, Inc. (1)		24,232	2,532,244
			4,146,151
Telecommunications - 3.6%
AT&T, Inc. (1)		92,414	1,967,494

Toys, Games & Hobbies - 3.6%
Hasbro, Inc. (1)(3)		21,535	1,932,766

Total Common Stocks
(Cost $59,997,720)			61,624,563

Convertible Preferred Stocks - 7.2%
Real Estate Investment Trusts (REITs) - 7.2%
AGNC Investment Corp.
6.125% (1)(4)		85,997	1,926,333
EPR Properties
5.750% (4)		79,546	1,967,968
			3,894,301
Total Convertible Preferred Stocks
(Cost $3,942,850)			3,894,301

Investments Purchased with Collateral from Securities Lending - 4.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (5)		2,505,534	2,505,534
Total Investments Purchased with Collateral From Securities Lending
(Cost $2,505,534)			2,505,534

Total Investments in Securities -126.1%
(Cost $66,446,104)			68,024,398
Liabilities in Excess of Other Assets - (26.1)%			(14,075,498)
Total Net Assets - 100.0%			$53,948,900

ADR	American Depositary Receipt
(1)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(2)	Non-income producing security.
(3)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $2,434,957 or 4.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(4)	Perpetual maturity.
(5)	The rate shown is the annualized seven-day effective yield as of May 31, 2022.

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2022 (Unaudited) (1)

Common Stocks - 26.5%	Shares	Value
Auto Manufacturers - 2.1%
Lucid Group, Inc.	11,664	$235,379
Tesla, Inc.	1,181	895,505
		1,130,884
Banks - 1.6%
SVB Financial Group	1,789	874,052

Diversified Financial Services - 4.6%
BlackRock, Inc.	1,299	869,135
Coinbase Global, Inc. - Class A	9,997	780,766
Stifel Financial Corp.	13,234	849,226
		2,499,127
Entertainment - 1.4%
DraftKings, Inc. - Class A	54,081	732,797

Insurance - 1.5%
Trupanion, Inc.	12,088	808,445

Internet - 1.7%
DoorDash, Inc. - Class A	11,685	898,693

Leisure Time - 2.4%
Planet Fitness, Inc. - Class A	11,486	808,270
YETI Holdings, Inc.	10,419	476,669
		1,284,939
Retail - 6.5%
Carvana Co.	16,525	486,496
Chipotle Mexican Grill, Inc.	614	861,166
Dave & Buster’s Entertainment, Inc.	16,218	614,500
Lululemon Athletica, Inc.	2,475	724,408
Ollie’s Bargain Outlet Holdings, Inc.	17,954	843,299
		3,529,869
Semiconductors - 3.3%
Broadcom, Inc.	1,546	896,881
NVIDIA Corp.	4,823	900,551
		1,797,432
Software - 1.4%
HubSpot, Inc.	2,195	741,230

Total Common Stocks
(Cost $17,181,976)		14,297,468

Total Securities Sold Short - 26.5%
(Proceeds $17,181,976)		$14,297,468

(1)	Non-income producing security.

Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The Leatherback Long/Short Alternative Yield ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of May 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$61,624,563	$–	$–	$61,624,563
Preferred Stocks (1)	–	3,894,301	–	–	3,894,301
Investments Purchased With Collateral From Securities Lending (2)	2,505,534	–	–	–	2,505,534
Total Investments in Securities	$2,505,534	$65,518,864	$–	$–	$68,024,398

Securities Sold Short	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$14,297,468	$–	$–	$14,297,468
Total Securities Sold Short	$–	$14,297,468	$–	$–	$14,297,468

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.